Quarterly Holdings Report
for
Strategic Advisers® Large Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
LGC-NPRT1-1023
1.9899749.102
Common Stocks - 88.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	5,341,864	79,006,169
Bandwidth, Inc. (a)	1,200	17,244
Cellnex Telecom SA (b)	47,800	1,829,667
Consolidated Communications Holdings, Inc. (a)	13,200	52,140
Deutsche Telekom AG	922,762	19,750,360
Globalstar, Inc. (a)	120,925	174,132
IDT Corp. Class B (a)	4,800	112,224
Iridium Communications, Inc.	9,400	460,130
Liberty Global PLC Class C (a)	58,200	1,154,688
Lumen Technologies, Inc.	320,100	508,959
Verizon Communications, Inc.	3,127,601	109,403,483
		212,469,196
Entertainment - 1.0%
Activision Blizzard, Inc.	466,413	42,905,332
Cinemark Holdings, Inc. (a)(c)	69,500	1,131,460
Electronic Arts, Inc.	15,525	1,862,690
Liberty Media Corp. Liberty Live Class C	73,538	2,474,554
Live Nation Entertainment, Inc. (a)	43,200	3,651,696
Netflix, Inc. (a)	857,015	371,670,265
Roku, Inc. Class A (a)	112,927	9,169,672
Sciplay Corp. (A Shares) (a)	15,836	359,477
Sea Ltd. ADR (a)	105,700	3,977,491
Spotify Technology SA (a)	81,964	12,619,997
Take-Two Interactive Software, Inc. (a)	24,600	3,498,120
The Walt Disney Co. (a)	1,137,024	95,146,168
Warner Bros Discovery, Inc. (a)	528,484	6,944,280
Warner Music Group Corp. Class A	2,700	89,910
World Wrestling Entertainment, Inc. Class A	20,008	1,931,772
		557,432,884
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	6,453,151	878,725,572
Class C (a)	6,468,673	888,472,237
Bumble, Inc. (a)	2,600	43,628
CarGurus, Inc. Class A (a)	800	14,488
DHI Group, Inc. (a)	5,388	20,313
Eventbrite, Inc. (a)	33,600	340,368
IAC, Inc. (a)	120,970	6,693,270
Match Group, Inc. (a)	84,405	3,956,062
Meta Platforms, Inc. Class A (a)	3,302,611	977,209,569
Pinterest, Inc. Class A (a)	57,300	1,575,177
QuinStreet, Inc. (a)	10,400	102,960
Snap, Inc. Class A (a)	586,700	6,072,345
TripAdvisor, Inc. (a)	2,400	36,264
TrueCar, Inc. (a)	660	1,577
Vimeo, Inc. (a)	107,500	427,850
Yelp, Inc. (a)	7,619	326,474
ZipRecruiter, Inc. (a)	10,024	152,265
Zoominfo Technologies, Inc. (a)	7,700	138,754
		2,764,309,173
Media - 0.9%
Altice U.S.A., Inc. Class A (a)(c)	162,500	498,875
AMC Networks, Inc. Class A (a)	19,700	229,308
Charter Communications, Inc. Class A (a)	308,342	135,090,797
Clear Channel Outdoor Holdings, Inc. (a)	5,700	8,265
Comcast Corp. Class A	4,663,273	218,054,645
comScore, Inc. (a)	7,311	5,117
E.W. Scripps Co. Class A (a)	2,600	19,864
Entravision Communication Corp. Class A	2,900	11,107
Fox Corp.:
Class A (c)	930,493	30,762,099
Class B	9,400	286,888
Gannett Co., Inc. (a)	37,500	109,125
Gray Television, Inc.	1,400	11,284
Interpublic Group of Companies, Inc.	170,740	5,567,831
Liberty Broadband Corp.:
Class A (a)	53,200	4,981,648
Class C (a)(c)	102,076	9,550,231
Liberty Media Corp. Liberty SiriusXM	247,798	6,056,183
News Corp. Class A	291,191	6,257,695
Nexstar Broadcasting Group, Inc. Class A	79,371	12,921,599
Omnicom Group, Inc.	264,277	21,409,080
Paramount Global Class B (c)	25,498	384,765
TechTarget, Inc. (a)	300	8,625
TEGNA, Inc.	307,047	5,075,487
WideOpenWest, Inc. (a)	5,100	41,310
		457,341,828
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	26,500	300,775
T-Mobile U.S., Inc. (a)	1,882,943	256,550,984
		256,851,759
TOTAL COMMUNICATION SERVICES		4,248,404,840
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.2%
Aptiv PLC (a)	199,947	20,284,623
BorgWarner, Inc.	859,412	35,021,039
Compagnie Generale des Etablissements Michelin SCA ADR	970,000	15,122,300
Lear Corp.	35,500	5,115,195
Magna International, Inc.:
Class A	6,237	366,860
Class A (sub. vtg.)	51,897	3,052,674
Motorcar Parts of America, Inc. (a)	1,481	11,685
Phinia, Inc. (c)	79,500	2,210,100
The Goodyear Tire & Rubber Co. (a)	317,400	4,097,634
Visteon Corp. (a)	606	84,398
		85,366,508
Automobiles - 1.5%
Ferrari NV	8,700	2,764,338
Ford Motor Co.	3,220,905	39,069,578
General Motors Co.	1,114,211	37,337,211
Harley-Davidson, Inc.	466,878	15,757,133
Rivian Automotive, Inc. (a)(c)	668,360	15,191,823
Tesla, Inc. (a)	2,580,263	665,914,275
		776,034,358
Broadline Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	150,032	13,937,973
Amazon.com, Inc. (a)	11,022,531	1,521,219,503
Coupang, Inc. Class A (a)	84,200	1,598,116
eBay, Inc.	591,738	26,498,028
Etsy, Inc. (a)	88,730	6,527,866
Kohl's Corp. (c)	232,700	6,199,128
Macy's, Inc. (c)	451,300	5,519,399
Qurate Retail, Inc. Series A (a)	136,000	105,400
		1,581,605,413
Distributors - 0.0%
Genuine Parts Co.	18,800	2,890,124
LKQ Corp.	503,738	26,461,357
Pool Corp.	2,113	772,513
		30,123,994
Diversified Consumer Services - 0.0%
2U, Inc. (a)	14,800	46,916
American Public Education, Inc. (a)	3,578	18,820
Chegg, Inc. (a)	121,200	1,237,452
Coursera, Inc. (a)	59,200	1,029,488
Duolingo, Inc. (a)	10,100	1,486,316
Grand Canyon Education, Inc. (a)	3,200	375,200
H&R Block, Inc.	16,600	663,668
Laureate Education, Inc. Class A	23,800	331,534
Perdoceo Education Corp.	100	1,657
Service Corp. International	62,500	3,944,375
		9,135,426
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	207,998	27,362,137
Bloomin' Brands, Inc.	3,800	106,628
Booking Holdings, Inc. (a)	59,832	185,780,155
Boyd Gaming Corp.	30,285	2,025,158
Caesars Entertainment, Inc. (a)	102,202	5,647,683
Chipotle Mexican Grill, Inc. (a)	74,623	143,771,657
Churchill Downs, Inc. (c)	42,900	5,374,512
Darden Restaurants, Inc.	47,311	7,357,334
Dine Brands Global, Inc.	79,600	4,360,488
Domino's Pizza, Inc.	15,400	5,965,960
Doordash, Inc. (a)	3,200	269,216
Draftkings Holdings, Inc. (a)	116,500	3,454,225
El Pollo Loco Holdings, Inc.	800	7,608
Expedia, Inc. (a)	60,272	6,532,882
Hilton Worldwide Holdings, Inc.	882,924	131,246,653
Hyatt Hotels Corp. Class A	500	56,205
Las Vegas Sands Corp.	531,358	29,150,300
Life Time Group Holdings, Inc. (a)	500	8,600
Marriott International, Inc. Class A	330,701	67,300,961
Marriott Vacations Worldwide Corp.	26,600	2,891,154
McDonald's Corp.	528,169	148,494,714
MGM Resorts International	45,500	2,001,090
Monarch Casino & Resort, Inc.	1,100	74,140
Noodles & Co. (a)	13,217	36,743
Norwegian Cruise Line Holdings Ltd. (a)	399,800	6,624,686
Penn Entertainment, Inc. (a)	26,400	625,416
Red Robin Gourmet Burgers, Inc. (a)	700	7,259
Red Rock Resorts, Inc.	19,100	839,063
Royal Caribbean Cruises Ltd. (a)	298,427	29,526,367
Starbucks Corp.	808,047	78,736,100
Texas Roadhouse, Inc. Class A	53,178	5,535,830
The ONE Group Hospitality, Inc. (a)	800	5,480
Wingstop, Inc.	800	128,512
Wynn Resorts Ltd.	164,593	16,686,438
Yum China Holdings, Inc.	163,109	8,757,322
Yum! Brands, Inc.	917,048	118,647,670
		1,045,396,346
Household Durables - 0.4%
D.R. Horton, Inc.	174,009	20,710,551
Ethan Allen Interiors, Inc.	600	18,828
Garmin Ltd.	6,300	667,926
GoPro, Inc. Class A (a)	19,300	70,156
Green Brick Partners, Inc. (a)	1,740	86,060
Lennar Corp.:
Class A	685,941	81,688,714
Class B (c)	6,000	639,960
Mohawk Industries, Inc. (a)	92,498	9,378,372
Newell Brands, Inc.	477,855	5,055,706
NVR, Inc. (a)	5,768	36,784,439
PulteGroup, Inc.	453,177	37,187,705
Skyline Champion Corp. (a)	4,900	349,223
Sony Group Corp. sponsored ADR (c)	223,000	18,551,370
Taylor Morrison Home Corp. (a)	300	14,220
Toll Brothers, Inc.	28,400	2,326,812
TopBuild Corp. (a)	6,500	1,885,520
TRI Pointe Homes, Inc. (a)	1,300	40,430
Universal Electronics, Inc. (a)	2,619	23,309
Vizio Holding Corp. (a)	5,200	29,848
Whirlpool Corp. (c)	74,800	10,469,008
		225,978,157
Leisure Products - 0.0%
Acushnet Holdings Corp. (c)	11,559	676,779
Brunswick Corp.	27,500	2,175,800
JAKKS Pacific, Inc. (a)	300	5,904
Latham Group, Inc. (a)	500	1,850
Mattel, Inc. (a)	2,600	57,616
Polaris, Inc.	17,000	1,905,530
		4,823,479
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	44,600	3,069,372
Asbury Automotive Group, Inc. (a)	500	115,000
AutoNation, Inc. (a)	105,000	16,494,450
AutoZone, Inc. (a)	29,692	75,160,250
Barnes & Noble Education, Inc. (a)	3,910	4,966
Bath & Body Works, Inc.	371,753	13,706,533
Best Buy Co., Inc.	201,152	15,378,070
Burlington Stores, Inc. (a)	453,954	73,658,576
CarMax, Inc. (a)(c)	106,764	8,720,484
CarParts.com, Inc. (a)	30,800	148,764
Chewy, Inc. (a)(c)	587	14,076
Conn's, Inc. (a)	6,500	27,170
Dick's Sporting Goods, Inc.	118,819	13,823,402
Fast Retailing Co. Ltd.	8,600	1,978,955
Floor & Decor Holdings, Inc. Class A (a)	7,471	744,859
Genesco, Inc. (a)	7,600	260,528
Group 1 Automotive, Inc.	2,500	661,050
GrowGeneration Corp. (a)	1,700	5,525
Guess?, Inc. (c)	600	14,436
Lithia Motors, Inc. Class A (sub. vtg.)	7,600	2,340,952
LL Flooring Holdings, Inc. (a)	15,200	52,440
Lowe's Companies, Inc.	1,195,096	275,445,726
Murphy U.S.A., Inc.	23,662	7,515,998
National Vision Holdings, Inc. (a)	500	9,155
O'Reilly Automotive, Inc. (a)	139,996	131,554,241
Overstock.com, Inc. (a)	5,700	148,827
Penske Automotive Group, Inc. (c)	113,400	18,631,620
Petco Health & Wellness Co., Inc. (a)	1,900	9,671
Ross Stores, Inc.	283,086	34,482,706
Sally Beauty Holdings, Inc. (a)	464,200	4,716,272
Sleep Number Corp. (a)	15,400	393,932
The Aaron's Co., Inc.	30,076	363,017
The Cato Corp. Class A (sub. vtg.)	4,000	31,000
The Container Store Group, Inc. (a)	5,500	12,870
The Home Depot, Inc.	713,461	235,656,168
The ODP Corp. (a)	63,370	3,125,408
TJX Companies, Inc.	1,687,804	156,088,114
Ulta Beauty, Inc. (a)	25,531	10,596,131
Upbound Group, Inc.	100	3,062
Urban Outfitters, Inc. (a)	600	19,926
Valvoline, Inc.	75,400	2,596,776
Williams-Sonoma, Inc. (c)	25,300	3,572,360
Zumiez, Inc. (a)	5,200	98,748
		1,111,451,586
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	52,159	3,825,341
Figs, Inc. Class A (a)	180,800	1,117,344
Fossil Group, Inc. (a)	14,200	30,104
G-III Apparel Group Ltd. (a)	500	9,925
Levi Strauss & Co. Class A	28,200	388,314
lululemon athletica, Inc. (a)	26,100	9,950,886
NIKE, Inc. Class B	793,988	80,756,519
PVH Corp.	39,200	3,277,120
Ralph Lauren Corp.	72,214	8,422,319
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,000	2,062,710
Tapestry, Inc.	313,230	10,436,824
Under Armour, Inc.:
Class A (sub. vtg.) (a)	13,500	103,140
Class C (non-vtg.) (a)	92,500	637,325
Unifi, Inc. (a)	4,102	28,468
VF Corp.	127,600	2,521,376
Wolverine World Wide, Inc.	734	5,931
		123,573,646
TOTAL CONSUMER DISCRETIONARY		4,993,488,913
CONSUMER STAPLES - 5.2%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	200	39,208
Coca-Cola Bottling Co. Consolidated	1,186	828,895
Constellation Brands, Inc. Class A (sub. vtg.)	327,271	85,273,732
Keurig Dr. Pepper, Inc.	1,261,312	42,443,149
Molson Coors Beverage Co. Class B	378,259	24,015,664
Monster Beverage Corp.	3,511,931	201,619,959
PepsiCo, Inc.	1,133,614	201,692,603
The Coca-Cola Co.	4,730,320	283,015,046
The Vita Coco Co., Inc. (a)	8,000	226,320
		839,154,576
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	261,201	5,850,902
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	50,800	2,656,548
BJ's Wholesale Club Holdings, Inc. (a)	600	40,434
Chefs' Warehouse Holdings (a)	100	2,854
Costco Wholesale Corp.	302,368	166,084,695
Dollar General Corp.	446,582	61,851,607
Dollar Tree, Inc. (a)	34,707	4,246,749
Kroger Co.	1,725,607	80,050,909
Performance Food Group Co. (a)	8,900	552,957
SpartanNash Co.	8,461	184,111
Sysco Corp.	768,817	53,548,104
Target Corp.	93,079	11,779,147
U.S. Foods Holding Corp. (a)	92,300	3,731,689
United Natural Foods, Inc. (a)	53,700	1,080,981
Walgreens Boots Alliance, Inc. (c)	257,700	6,522,387
Walmart, Inc.	1,445,750	235,093,408
		633,277,482
Food Products - 0.5%
Archer Daniels Midland Co.	201,836	16,005,595
Bunge Ltd.	182,143	20,822,588
Campbell Soup Co.	225,410	9,399,597
Conagra Brands, Inc.	436,987	13,057,172
Darling Ingredients, Inc. (a)	144,696	8,936,425
Flowers Foods, Inc.	600	14,136
General Mills, Inc.	276,034	18,676,460
Hostess Brands, Inc. Class A (a)	9,600	273,408
Ingredion, Inc.	126,700	13,038,697
Kellogg Co.	89,400	5,455,188
Lamb Weston Holdings, Inc.	122,472	11,929,998
McCormick & Co., Inc. (non-vtg.)	800	65,664
Mondelez International, Inc.	1,277,331	91,022,607
Pilgrim's Pride Corp. (a)	50	1,258
Post Holdings, Inc. (a)(c)	89,707	8,047,615
Seaboard Corp.	6	22,622
Seneca Foods Corp. Class A (a)	100	4,826
Sovos Brands, Inc. (a)	100	2,240
The Hain Celestial Group, Inc. (a)	3,500	37,065
The Hershey Co.	94,042	20,205,864
The J.M. Smucker Co.	44,265	6,416,212
The Kraft Heinz Co.	1,119,412	37,041,343
Tyson Foods, Inc. Class A	140,000	7,457,800
		287,934,380
Household Products - 1.2%
Church & Dwight Co., Inc.	598,435	57,910,555
Colgate-Palmolive Co.	1,236,607	90,853,516
Energizer Holdings, Inc. (c)	379,990	13,052,657
Kimberly-Clark Corp.	145,479	18,742,060
Procter & Gamble Co.	2,775,116	428,311,403
Reynolds Consumer Products, Inc.	7,900	215,591
Spectrum Brands Holdings, Inc.	2,300	191,291
The Clorox Co.	32,981	5,159,877
		614,436,950
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	128,100	5,316,150
Coty, Inc. Class A (a)	7,337	84,816
elf Beauty, Inc. (a)	62,000	8,600,020
Estee Lauder Companies, Inc. Class A	112,277	18,023,827
Kenvue, Inc.	4,131,962	95,241,724
MediFast, Inc.	300	25,302
Olaplex Holdings, Inc. (a)(c)	93,400	253,114
The Beauty Health Co. (a)(c)	165,700	1,020,712
		128,565,665
Tobacco - 0.5%
Altria Group, Inc.	1,688,376	74,659,987
Philip Morris International, Inc.	1,799,437	172,853,918
Vector Group Ltd.	55,179	590,967
		248,104,872
TOTAL CONSUMER STAPLES		2,751,473,925
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,927,914	69,771,208
Championx Corp.	7,200	259,848
Diamond Offshore Drilling, Inc. (a)	3,000	44,610
Expro Group Holdings NV (a)	138,400	3,253,784
Halliburton Co.	1,006,891	38,886,130
Helix Energy Solutions Group, Inc. (a)	3,477	35,257
Helmerich & Payne, Inc.	200	7,998
Kodiak Gas Services, Inc.	5	91
Nextier Oilfield Solutions, Inc. (a)	24,400	258,884
NOV, Inc.	55,100	1,164,263
Oceaneering International, Inc. (a)	27,672	630,645
Patterson-UTI Energy, Inc.	22,300	315,322
RPC, Inc.	3,400	27,166
Schlumberger Ltd.	1,474,491	86,935,989
TETRA Technologies, Inc. (a)	6,900	37,881
Tidewater, Inc. (a)	300	19,509
U.S. Silica Holdings, Inc. (a)	17,400	214,542
Weatherford International PLC (a)	54,500	4,824,340
		206,687,467
Oil, Gas & Consumable Fuels - 4.4%
Africa Oil Corp.	1,161,100	2,792,758
Antero Resources Corp. (a)	6,800	188,156
APA Corp.	336,211	14,739,490
Athabasca Oil Corp. (a)	622,000	1,726,243
Berry Corp.	200	1,714
BP PLC sponsored ADR	801,871	29,813,564
California Resources Corp.	797	44,504
Callon Petroleum Co. (a)	100	3,923
Canadian Natural Resources Ltd.	71,700	4,638,850
Centrus Energy Corp. Class A (a)	200	9,492
Cheniere Energy, Inc.	95,000	15,504,000
Chesapeake Energy Corp. (c)	47,400	4,181,154
Chevron Corp.	2,001,212	322,395,253
CNX Resources Corp. (a)	52,300	1,168,905
Comstock Resources, Inc. (c)	38,000	465,880
ConocoPhillips Co.	2,484,158	295,689,327
Coterra Energy, Inc.	1,151,951	32,473,499
Delek U.S. Holdings, Inc.	2,600	66,950
Denbury, Inc. (a)	14,600	1,337,068
Devon Energy Corp.	80,032	4,088,835
Diamondback Energy, Inc.	100,033	15,183,009
Eco Atlantic Oil & Gas Ltd. (a)	908,500	188,262
EOG Resources, Inc.	1,959,668	252,052,498
EQT Corp.	183,431	7,927,888
Equitrans Midstream Corp.	100,600	965,760
Exxon Mobil Corp.	6,815,198	757,781,866
Gevo, Inc. (a)(c)	81,600	106,896
Green Plains, Inc. (a)	6,800	211,072
Hess Corp.	300,298	46,396,041
HF Sinclair Corp.	292,000	16,086,280
Imperial Oil Ltd.	159,300	9,046,099
Kinder Morgan, Inc.	1,247,372	21,479,746
Kosmos Energy Ltd. (a)	390,700	2,844,296
Marathon Oil Corp.	337,158	8,884,113
Marathon Petroleum Corp.	783,968	111,927,111
MEG Energy Corp. (a)	390,300	6,981,610
Murphy Oil Corp.	400	18,160
Occidental Petroleum Corp.	1,194,384	74,995,371
ONEOK, Inc.	450,594	29,378,729
Overseas Shipholding Group, Inc. (a)	3,400	14,960
Par Pacific Holdings, Inc. (a)	7,300	250,755
PBF Energy, Inc. Class A	17,900	839,331
Peabody Energy Corp.	300	6,474
Phillips 66 Co.	645,931	73,739,483
Pioneer Natural Resources Co.	151,247	35,986,199
Range Resources Corp.	178,500	5,779,830
Rex American Resources Corp. (a)	192	7,582
Shell PLC ADR	454,886	28,243,872
SM Energy Co.	10,399	439,982
Southwestern Energy Co. (a)	754,200	5,113,476
Suncor Energy, Inc. (c)	284,800	9,649,024
Targa Resources Corp.	72,734	6,273,308
Tellurian, Inc. (a)(c)	318,500	356,720
Texas Pacific Land Corp.	1	1,885
The Williams Companies, Inc.	1,035,248	35,747,113
Valero Energy Corp.	467,659	60,748,904
		2,356,983,270
TOTAL ENERGY		2,563,670,737
FINANCIALS - 12.4%
Banks - 2.9%
AIB Group PLC	227,880	1,038,321
Arrow Financial Corp.	200	3,522
Banc of California, Inc.	5,900	73,927
Bank of America Corp.	8,248,393	236,481,427
BankUnited, Inc.	267,400	7,019,250
Berkshire Hills Bancorp, Inc.	2,300	48,070
BNP Paribas SA	105,038	6,792,561
BOK Financial Corp.	2,431	202,040
Byline Bancorp, Inc.	2,500	52,950
Carter Bankshares, Inc. (a)	200	2,862
Citigroup, Inc.	2,265,689	93,550,299
Citizens Financial Group, Inc.	515,656	14,505,403
Columbia Financial, Inc. (a)	100	1,716
Comerica, Inc.	27,879	1,341,259
Commerce Bancshares, Inc.	167,000	8,198,030
ConnectOne Bancorp, Inc.	400	7,648
Cullen/Frost Bankers, Inc.	125,000	11,816,250
Customers Bancorp, Inc. (a)	300	10,542
CVB Financial Corp.	200	3,492
DNB Bank ASA	110,600	2,186,181
Eagle Bancorp, Inc.	1,800	43,308
East West Bancorp, Inc.	3,400	188,156
Eurobank Ergasias Services and Holdings SA (a)	1,921,831	3,340,552
Fifth Third Bancorp	3,816,856	101,337,527
Financial Institutions, Inc.	1,200	21,000
First Citizens Bancshares, Inc.	5,050	6,870,020
First Foundation, Inc.	18,300	143,838
First Horizon National Corp.	113,100	1,419,405
First Internet Bancorp	1,818	35,015
Hanmi Financial Corp.	1,457	25,235
HarborOne Bancorp, Inc.	900	8,973
Heartland Financial U.S.A., Inc.	601	18,415
Heritage Commerce Corp.	800	6,936
Heritage Financial Corp., Washington	1,000	17,220
HomeStreet, Inc.	3,500	33,075
HomeTrust Bancshares, Inc.	110	2,514
Horizon Bancorp, Inc. Indiana	660	7,385
Huntington Bancshares, Inc.	1,559,920	17,299,513
JPMorgan Chase & Co.	3,334,428	487,926,849
KBC Group NV	19,565	1,284,799
KeyCorp	1,142,788	12,947,788
Live Oak Bancshares, Inc.	4,600	148,764
M&T Bank Corp. (c)	184,951	23,128,123
Midland States Bancorp, Inc.	600	13,320
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (c)	1,500,000	11,895,000
Pathward Financial, Inc.	1,300	64,051
Piraeus Financial Holdings SA (a)	661,999	2,291,341
PNC Financial Services Group, Inc.	228,682	27,608,778
Primis Financial Corp.	1,323	11,748
Provident Financial Services, Inc.	101	1,664
Regions Financial Corp.	2,254,219	41,342,376
Triumph Bancorp, Inc. (a)	100	6,423
Truist Financial Corp.	1,871,172	57,164,305
Trustmark Corp.	895	20,621
U.S. Bancorp	1,461,616	53,392,832
UniCredit SpA	75,942	1,850,184
Univest Corp. of Pennsylvania	1,600	28,784
Wells Fargo & Co.	7,416,172	306,213,742
WesBanco, Inc.	100	2,536
Western Alliance Bancorp.	112,800	5,641,128
Zions Bancorp NA	279,391	9,918,381
		1,557,057,374
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	4,100	549,441
Ameriprise Financial, Inc.	152,800	51,582,224
Ares Management Corp.	436,509	45,152,491
Bank of New York Mellon Corp.	1,448,929	65,013,444
BlackRock, Inc. Class A	42,790	29,976,107
Blackstone, Inc.	170,000	18,082,900
Blue Owl Capital, Inc. Class A	200	2,390
BrightSphere Investment Group, Inc.	200	4,142
Brookfield Asset Management Ltd. Class A	295,200	10,199,160
Brookfield Corp. Class A	1,676,008	57,168,633
Carlyle Group LP	99,000	3,202,650
Cboe Global Markets, Inc.	330,103	49,419,720
Charles Schwab Corp.	3,059,944	180,995,688
CME Group, Inc.	247,393	50,141,613
Donnelley Financial Solutions, Inc. (a)	600	29,562
FactSet Research Systems, Inc.	47,938	20,920,623
Federated Hermes, Inc.	16,700	580,492
Franklin Resources, Inc.	35,300	943,922
Goldman Sachs Group, Inc.	384,467	125,993,681
Interactive Brokers Group, Inc.	36,300	3,306,204
Intercontinental Exchange, Inc.	335,565	39,593,314
Invesco Ltd.	185,300	2,949,976
Jefferies Financial Group, Inc.	1,250,917	44,645,228
KKR & Co. LP	474,859	29,825,894
LPL Financial	74,800	17,248,132
MarketAxess Holdings, Inc.	14,000	3,373,020
Moody's Corp.	201,008	67,699,494
Morgan Stanley	1,387,319	118,130,213
MSCI, Inc.	16,597	9,022,461
NASDAQ, Inc.	106,711	5,600,193
Northern Trust Corp.	163,816	12,461,483
Open Lending Corp. (a)	77	635
Raymond James Financial, Inc.	513,283	53,684,269
S&P Global, Inc.	449,065	175,521,546
SEI Investments Co.	271,953	16,877,403
State Street Corp.	565,513	38,873,364
StepStone Group, Inc. Class A	54,699	1,688,558
Stifel Financial Corp.	167,395	10,884,023
T. Rowe Price Group, Inc.	98,467	11,050,951
TPG, Inc. (c)	1,519	42,714
Tradeweb Markets, Inc. Class A	84,200	7,277,406
UBS Group AG	254,343	6,793,502
Victory Capital Holdings, Inc.	600	20,652
Virtu Financial, Inc. Class A	167,227	3,133,834
		1,389,663,352
Consumer Finance - 0.5%
Ally Financial, Inc.	87,200	2,414,568
American Express Co.	1,027,825	162,386,072
Bread Financial Holdings, Inc.	826	31,041
Capital One Financial Corp.	617,382	63,213,743
Discover Financial Services	333,993	30,082,750
Encore Capital Group, Inc. (a)	300	14,058
Enova International, Inc. (a)	300	15,135
EZCORP, Inc. (non-vtg.) Class A (a)(c)	3,800	31,958
Green Dot Corp. Class A (a)	200	2,968
LendingClub Corp. (a)	26,100	181,656
Navient Corp.	434,000	7,660,100
NerdWallet, Inc. (a)	1,700	15,300
OneMain Holdings, Inc.	92,573	3,842,705
PRA Group, Inc. (a)	1,400	27,272
Shriram Transport Finance Co. Ltd.	61,834	1,441,604
SLM Corp.	22,042	313,878
Synchrony Financial	128,200	4,138,296
		275,813,104
Financial Services - 4.2%
A-Mark Precious Metals, Inc.	200	6,824
Apollo Global Management, Inc.	298,532	26,073,785
AvidXchange Holdings, Inc. (a)	10,300	105,884
Berkshire Hathaway, Inc.:
Class A (a)	8	4,373,800
Class B (a)	1,552,719	559,289,384
Block, Inc. Class A (a)	1,210,526	69,786,824
Corebridge Financial, Inc. (c)	1,965,104	35,037,804
Dlocal Ltd. (a)(c)	136,200	2,920,128
Enact Holdings, Inc.	15,400	441,364
Equitable Holdings, Inc.	1,026,100	29,551,680
Euronet Worldwide, Inc. (a)	2,700	235,872
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	100	16,832
Fidelity National Information Services, Inc.	100,100	5,591,597
Fiserv, Inc. (a)	858,109	104,165,852
FleetCor Technologies, Inc. (a)	490,058	133,163,460
Flywire Corp. (a)	57,100	1,974,518
Global Payments, Inc.	753,095	95,409,606
Marqeta, Inc. Class A (a)	23,800	146,370
MasterCard, Inc. Class A	1,214,102	500,987,049
Merchants Bancorp	500	14,585
MGIC Investment Corp.	316,503	5,564,123
One97 Communications Ltd. (a)	344,100	3,552,514
Payoneer Global, Inc. (a)	88,800	549,672
PayPal Holdings, Inc. (a)	650,004	40,631,750
PennyMac Financial Services, Inc.	500	35,885
Radian Group, Inc.	521,500	14,122,220
Repay Holdings Corp. (a)	8,200	75,604
The Western Union Co.	246,500	3,044,275
UWM Holdings Corp. Class A	120,153	716,112
Visa, Inc. Class A (c)	2,282,151	560,678,858
Voya Financial, Inc.	136,028	9,478,431
Waterstone Financial, Inc.	400	4,964
WEX, Inc. (a)	28,200	5,532,276
Worldline SA (a)(b)	59,739	1,948,522
		2,215,228,424
Insurance - 2.2%
AFLAC, Inc.	508,100	37,889,017
American Equity Investment Life Holding Co.	500	26,840
American Financial Group, Inc.	89,300	10,351,656
American International Group, Inc.	1,573,182	92,062,611
Aon PLC	15,495	5,165,878
Arch Capital Group Ltd. (a)	419,767	32,263,292
Arthur J. Gallagher & Co.	46,968	10,825,185
Assurant, Inc.	14,600	2,034,218
Axis Capital Holdings Ltd.	137,500	7,543,250
Brighthouse Financial, Inc. (a)	10,700	531,362
Brookfield Asset Management Reinsurance Partners Ltd. (c)	7,792	267,266
Chubb Ltd.	750,018	150,656,116
Cincinnati Financial Corp.	228,072	24,127,737
CNA Financial Corp.	89,274	3,511,146
Direct Line Insurance Group PLC	944,573	1,940,263
Erie Indemnity Co. Class A	200	55,746
Everest Re Group Ltd.	76,421	27,563,526
Fairfax Financial Holdings Ltd.	7,849	6,471,344
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,917	4,054,815
Fidelity National Financial, Inc.	79,800	3,303,720
First American Financial Corp.	30,300	1,868,904
Globe Life, Inc.	337,883	37,697,606
Hartford Financial Services Group, Inc.	1,307,551	93,908,313
Lincoln National Corp.	341,827	8,771,281
Loews Corp.	360,042	22,355,008
Markel Group, Inc. (a)	3,350	4,954,382
Marsh & McLennan Companies, Inc.	439,550	85,707,855
MBIA, Inc. (a)	12,800	100,992
Mercury General Corp. (c)	7,300	208,853
MetLife, Inc.	1,451,084	91,911,661
Old Republic International Corp.	88,800	2,428,680
Primerica, Inc.	8,700	1,748,352
Principal Financial Group, Inc.	76,516	5,946,058
Progressive Corp.	1,810,731	241,678,267
Prudential Financial, Inc.	110,200	10,432,634
Prudential PLC	100,940	1,229,355
Reinsurance Group of America, Inc.	22,722	3,149,724
RenaissanceRe Holdings Ltd.	154,140	28,961,365
RLI Corp.	100	13,152
Ryan Specialty Group Holdings, Inc. (a)	15,400	750,750
The Travelers Companies, Inc.	289,561	46,685,920
United Fire Group, Inc.	300	5,931
Unum Group	514,092	25,288,185
W.R. Berkley Corp.	174,715	10,807,870
		1,147,256,086
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	41,300	409,283
Annaly Capital Management, Inc.	280,900	5,693,843
Franklin BSP Realty Trust, Inc.	432	6,108
Granite Point Mortgage Trust, Inc.	17,400	92,916
Great Ajax Corp.	574	3,875
Invesco Mortgage Capital, Inc.	7,100	79,875
Ladder Capital Corp. Class A	19,200	210,432
Rithm Capital Corp.	84,100	867,071
Two Harbors Investment Corp.	10,000	137,700
		7,501,103
TOTAL FINANCIALS		6,592,519,443
HEALTH CARE - 12.1%
Biotechnology - 2.3%
AbbVie, Inc.	2,710,420	398,323,323
ACADIA Pharmaceuticals, Inc. (a)	44,700	1,207,794
ADMA Biologics, Inc. (a)	4,900	18,865
Akero Therapeutics, Inc. (a)	45,000	2,233,350
Allakos, Inc. (a)	8,100	23,328
Alnylam Pharmaceuticals, Inc. (a)	17,977	3,556,210
Altimmune, Inc. (a)	2,100	5,313
Amgen, Inc.	657,018	168,419,994
Argenx SE ADR (a)	16,500	8,291,085
Ascendis Pharma A/S sponsored ADR (a)	28,000	2,744,560
Atara Biotherapeutics, Inc. (a)	99,937	145,908
Avidity Biosciences, Inc. (a)	5,100	38,556
Biogen, Inc. (a)	312,452	83,537,167
BioMarin Pharmaceutical, Inc. (a)	346,277	31,642,792
Blueprint Medicines Corp. (a)	28,000	1,396,080
C4 Therapeutics, Inc. (a)	12,400	35,960
CareDx, Inc. (a)	9,100	84,721
Chimerix, Inc. (a)	2,780	3,169
Coherus BioSciences, Inc. (a)	11,700	62,361
Cytokinetics, Inc. (a)(c)	54,000	1,886,760
Deciphera Pharmaceuticals, Inc. (a)	975	13,689
Eagle Pharmaceuticals, Inc. (a)	105	1,780
Emergent BioSolutions, Inc. (a)	7,800	36,582
Enanta Pharmaceuticals, Inc. (a)	600	8,910
Exact Sciences Corp. (a)	100	8,367
Exelixis, Inc. (a)	14,400	322,416
Fate Therapeutics, Inc. (a)	3,800	9,538
FibroGen, Inc. (a)	8,700	8,352
Gilead Sciences, Inc.	1,229,276	94,015,028
Heron Therapeutics, Inc. (a)	100	164
Ideaya Biosciences, Inc. (a)	2,908	85,379
ImmunoGen, Inc. (a)	3,720	58,925
Immunovant, Inc. (a)	11,100	252,081
Incyte Corp. (a)	66,364	4,282,469
Intercept Pharmaceuticals, Inc. (a)(c)	55,800	604,314
iTeos Therapeutics, Inc. (a)	734	8,856
Karuna Therapeutics, Inc. (a)	10,800	2,027,808
Karyopharm Therapeutics, Inc. (a)	5,400	6,912
Kodiak Sciences, Inc. (a)	15,000	33,000
Legend Biotech Corp. ADR (a)	70,800	4,910,688
MiMedx Group, Inc. (a)	6,800	50,456
Moderna, Inc. (a)	112,172	12,683,288
Myriad Genetics, Inc. (a)	11,000	196,350
Natera, Inc. (a)	800	46,984
Neurocrine Biosciences, Inc. (a)	2,098	228,451
Nuvalent, Inc. Class A (a)	2,000	91,140
Organogenesis Holdings, Inc. Class A (a)	1,540	4,312
Point Biopharma Global, Inc. (a)	3,300	26,268
PTC Therapeutics, Inc. (a)	11,400	450,300
Regeneron Pharmaceuticals, Inc. (a)	228,521	188,870,321
Repligen Corp. (a)	9,000	1,565,190
Revolution Medicines, Inc. (a)	8,100	275,157
Sarepta Therapeutics, Inc. (a)	226,951	27,463,341
Scholar Rock Holding Corp. (a)	100	625
Seagen, Inc. (a)	13,200	2,720,124
Stoke Therapeutics, Inc. (a)(c)	9,900	55,638
Travere Therapeutics, Inc. (a)	20,000	285,600
Vanda Pharmaceuticals, Inc. (a)	500	2,595
Vaxcyte, Inc. (a)	56,500	2,933,480
Vericel Corp. (a)	700	22,981
Vertex Pharmaceuticals, Inc. (a)	550,938	191,913,743
Vir Biotechnology, Inc. (a)	34,000	430,440
Xencor, Inc. (a)(c)	55,000	1,208,900
Y-mAbs Therapeutics, Inc. (a)	678	3,437
Zentalis Pharmaceuticals, Inc. (a)	48,000	1,274,880
		1,243,156,555
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,192,188	122,676,145
Accuray, Inc. (a)	4,100	11,685
Alcon, Inc. (c)	219,000	18,174,810
Align Technology, Inc. (a)	19,267	7,131,487
Alphatec Holdings, Inc. (a)	3,900	63,765
Angiodynamics, Inc. (a)	7,400	59,422
AxoGen, Inc. (a)	111	695
Baxter International, Inc.	1,490,933	60,531,880
Becton, Dickinson & Co.	179,130	50,057,879
Boston Scientific Corp. (a)	2,827,587	152,520,043
Cerus Corp. (a)	6,500	12,285
Dentsply Sirona, Inc.	282,195	10,466,613
DexCom, Inc. (a)	347,006	35,040,666
Edwards Lifesciences Corp. (a)	390,833	29,887,000
Embecta Corp.	23,300	427,089
Enovis Corp. (a)	1,100	61,644
Glaukos Corp. (a)	21,000	1,577,940
Hologic, Inc. (a)	197,522	14,762,794
IDEXX Laboratories, Inc. (a)	60,707	31,046,167
InMode Ltd. (a)(c)	77,000	3,009,930
Inogen, Inc. (a)	3,014	18,717
Inspire Medical Systems, Inc. (a)	7,200	1,633,536
Insulet Corp. (a)	54,155	10,382,055
Integra LifeSciences Holdings Corp. (a)	22,300	948,642
Intuitive Surgical, Inc. (a)	607,373	189,913,390
iRhythm Technologies, Inc. (a)	21,260	2,197,646
Lantheus Holdings, Inc. (a)	12,600	862,344
Masimo Corp. (a)	52,000	5,942,560
Medtronic PLC	949,914	77,417,991
Neogen Corp. (a)(c)	72,500	1,676,200
Nevro Corp. (a)	36,400	729,456
Penumbra, Inc. (a)(c)	45,000	11,902,500
ResMed, Inc.	26,768	4,271,905
Semler Scientific, Inc. (a)	2,600	68,536
Sensus Healthcare, Inc. (a)	1,711	5,321
Shockwave Medical, Inc. (a)	400	88,156
Sight Sciences, Inc. (a)	1,289	8,456
Silk Road Medical, Inc. (a)	2,700	52,164
STERIS PLC	55,095	12,649,261
Stryker Corp.	467,250	132,488,738
Tandem Diabetes Care, Inc. (a)	69,300	1,896,048
Teleflex, Inc.	89,426	19,024,487
TransMedics Group, Inc. (a)	900	59,067
Zimmer Biomet Holdings, Inc.	311,725	37,132,682
Zimvie, Inc. (a)	21,882	258,208
		1,049,148,005
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	45,300	3,492,630
AdaptHealth Corp. (a)	200	2,386
agilon health, Inc. (a)(c)	480,000	8,505,600
Alignment Healthcare, Inc. (a)	100	584
Amedisys, Inc. (a)	3,100	290,625
Brookdale Senior Living, Inc. (a)	200	850
Cardinal Health, Inc.	281,429	24,577,195
Cencora, Inc.	321,711	56,614,702
Centene Corp. (a)	1,346,395	83,005,252
Cigna Group	436,363	120,549,642
Community Health Systems, Inc. (a)	7,300	24,674
Cross Country Healthcare, Inc. (a)	900	23,184
CVS Health Corp.	1,232,541	80,324,697
DaVita HealthCare Partners, Inc. (a)	179,937	18,429,148
DocGo, Inc. Class A (a)	3,000	26,850
Elevance Health, Inc.	302,020	133,495,860
Enhabit Home Health & Hospice (a)	6,139	78,641
HCA Holdings, Inc.	629,179	174,471,337
Henry Schein, Inc. (a)	99,563	7,620,552
Hims & Hers Health, Inc. (a)	1,200	8,052
Humana, Inc.	224,111	103,456,361
Laboratory Corp. of America Holdings	99,829	20,774,415
McKesson Corp.	236,400	97,472,448
Modivcare, Inc. (a)	400	12,840
Molina Healthcare, Inc. (a)	92,605	28,718,663
Opko Health, Inc. (a)	2,900	5,307
Option Care Health, Inc. (a)	6,300	219,429
Owens & Minor, Inc. (a)	11,000	185,900
Patterson Companies, Inc.	20,200	606,808
Pediatrix Medical Group, Inc. (a)	25,272	357,093
Premier, Inc.	1,000	21,530
Privia Health Group, Inc. (a)	140,000	3,675,000
Quest Diagnostics, Inc.	122,682	16,132,683
R1 RCM, Inc. (a)	25,700	443,068
Surgery Partners, Inc. (a)	167,000	6,055,420
Tenet Healthcare Corp. (a)	150,200	11,649,512
The Joint Corp. (a)	1,016	9,439
UnitedHealth Group, Inc.	1,279,592	609,827,955
Universal Health Services, Inc. Class B	89,100	12,001,770
		1,623,168,102
Health Care Technology - 0.0%
Doximity, Inc. (a)	2,000	47,680
Evolent Health, Inc. (d)	110,000	2,665,795
GoodRx Holdings, Inc. (a)	1,600	10,448
Health Catalyst, Inc. (a)	1,300	15,197
HealthStream, Inc.	100	2,103
OptimizeRx Corp. (a)	11,900	101,388
Phreesia, Inc. (a)	57,500	1,637,025
Sharecare, Inc. Class A (a)	2,700	2,559
Veradigm, Inc. (a)	25,200	337,176
		4,819,371
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	91,500	4,744,275
Adaptive Biotechnologies Corp. (a)	1,900	12,863
Agilent Technologies, Inc.	354,062	42,866,286
Avantor, Inc. (a)(c)	626,400	13,561,560
Azenta, Inc. (a)	100	5,643
Bio-Rad Laboratories, Inc. Class A (a)	7,200	2,881,440
Bio-Techne Corp.	248	19,443
Bruker Corp.	36,695	2,407,192
Charles River Laboratories International, Inc. (a)	11,417	2,361,264
Codexis, Inc. (a)	25,600	44,544
Danaher Corp.	997,947	264,455,955
Fortrea Holdings, Inc.	60,023	1,653,634
Gerresheimer AG	24,000	3,120,326
ICON PLC (a)	42,100	10,943,474
Illumina, Inc. (a)	204,203	33,738,420
IQVIA Holdings, Inc. (a)	67,688	15,069,379
Maravai LifeSciences Holdings, Inc. (a)	17,496	180,909
MaxCyte, Inc. (a)	1,400	5,124
Medpace Holdings, Inc. (a)	4,400	1,189,188
Mettler-Toledo International, Inc. (a)	19,222	23,325,513
Nanostring Technologies, Inc. (a)	15,600	39,936
OmniAb, Inc. (a)	20,000	116,000
Pacific Biosciences of California, Inc. (a)	9,000	101,520
Personalis, Inc. (a)	55	100
Phenomex, Inc. (a)	1,300	1,235
Quanterix Corp. (a)	6,500	174,200
Revvity, Inc.	4,800	561,744
Seer, Inc. (a)	200	526
Sotera Health Co. (a)	5,805	93,693
Syneos Health, Inc. (a)	3,500	149,555
Thermo Fisher Scientific, Inc.	520,484	289,961,636
West Pharmaceutical Services, Inc.	35,675	14,516,158
		728,302,735
Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc. (a)	2,300	17,204
Amylyx Pharmaceuticals, Inc. (a)	19,600	422,576
AstraZeneca PLC:
(United Kingdom)	58,500	7,857,880
sponsored ADR	591,507	40,116,005
Atea Pharmaceuticals, Inc. (a)	1,200	4,032
Bristol-Myers Squibb Co.	3,140,641	193,620,518
Catalent, Inc. (a)	1,300	64,961
Corcept Therapeutics, Inc. (a)	13,800	451,674
CorMedix, Inc. (a)	8,600	35,002
CymaBay Therapeutics, Inc. (a)	2,500	34,375
Elanco Animal Health, Inc. (a)	2,179,233	26,586,643
Eli Lilly & Co.	822,152	455,636,638
Fulcrum Therapeutics, Inc. (a)(c)	13,600	75,208
GSK PLC sponsored ADR	128,980	4,531,067
Harmony Biosciences Holdings, Inc. (a)	1,200	43,500
Innoviva, Inc. (a)	2,300	29,325
Intra-Cellular Therapies, Inc. (a)	300	16,656
Jazz Pharmaceuticals PLC (a)	134,500	19,281,920
Johnson & Johnson	1,680,039	271,628,706
Marinus Pharmaceuticals, Inc. (a)	500	3,555
Merck & Co., Inc.	3,318,452	361,644,899
Nektar Therapeutics (a)	35,800	21,301
Novartis AG sponsored ADR	243,486	24,465,473
Novo Nordisk A/S:
Series B	29,000	5,349,158
Series B sponsored ADR	313,804	58,248,298
Organon & Co.	176,000	3,864,960
Paratek Pharmaceuticals, Inc. (a)	3,000	6,630
Pfizer, Inc.	4,478,347	158,443,917
Pliant Therapeutics, Inc. (a)	1,400	23,632
Revance Therapeutics, Inc. (a)	11,900	209,797
Roche Holding AG sponsored ADR	412,201	15,098,923
Royalty Pharma PLC	108,000	3,220,560
UCB SA	33,500	3,007,770
Viatris, Inc.	4,200,300	45,153,225
Zoetis, Inc. Class A	462,913	88,189,556
		1,787,405,544
TOTAL HEALTH CARE		6,436,000,312
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.8%
BWX Technologies, Inc.	4,843	357,220
Curtiss-Wright Corp.	26,000	5,407,740
General Dynamics Corp.	321,687	72,907,142
HEICO Corp.	1,889	318,693
HEICO Corp. Class A	61,505	8,329,622
Hexcel Corp.	9,000	659,700
Howmet Aerospace, Inc.	1,094,098	54,125,028
Huntington Ingalls Industries, Inc.	90,168	19,865,814
Kaman Corp.	200	4,486
L3Harris Technologies, Inc.	174,937	31,154,530
Lockheed Martin Corp.	258,534	115,913,719
Mercury Systems, Inc. (a)	69	2,708
Moog, Inc. Class A	59,600	6,923,136
Northrop Grumman Corp.	153,226	66,360,648
Park Aerospace Corp.	200	2,726
Parsons Corp. (a)	24,010	1,369,050
RTX Corp.	2,354,723	202,600,367
Textron, Inc.	373,535	29,027,405
The Boeing Co. (a)	1,004,230	224,977,647
TransDigm Group, Inc.	112,737	101,897,337
Triumph Group, Inc. (a)	26,400	248,424
		942,453,142
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	1,825	39,347
C.H. Robinson Worldwide, Inc. (c)	232,299	21,006,799
Expeditors International of Washington, Inc.	293,125	34,210,619
FedEx Corp.	316,209	82,536,873
Forward Air Corp.	3,300	233,706
United Parcel Service, Inc. Class B	930,417	157,612,640
		295,639,984
Building Products - 0.6%
A.O. Smith Corp.	43,600	3,161,000
Advanced Drain Systems, Inc. (c)	9,700	1,243,152
Allegion PLC	169,968	19,344,058
Builders FirstSource, Inc. (a)	168,809	24,484,057
Carlisle Companies, Inc.	37,923	9,974,507
Carrier Global Corp.	638,297	36,670,163
Fortune Brands Home & Security, Inc. (c)	141,252	9,749,213
Johnson Controls International PLC	721,242	42,596,553
Lennox International, Inc.	1,900	715,939
Masco Corp.	541,596	31,959,580
MasterBrand, Inc.	62,300	798,063
Owens Corning	196,305	28,250,253
PGT Innovations, Inc. (a)	6,889	194,201
Resideo Technologies, Inc. (a)	2,100	35,406
The AZEK Co., Inc. (a)	3,000	102,030
Trane Technologies PLC	622,597	127,794,260
Trex Co., Inc. (a)	18,300	1,306,071
		338,378,506
Commercial Services & Supplies - 0.3%
ACCO Brands Corp.	600	3,198
Cintas Corp.	81,556	41,118,089
Copart, Inc.	1,233,664	55,305,157
Deluxe Corp. (c)	215,300	4,353,366
Driven Brands Holdings, Inc. (a)	4,600	69,230
Enviri Corp. (a)	46,300	344,935
Interface, Inc.	400	4,132
Millerknoll, Inc.	2,053	39,212
Pitney Bowes, Inc. (c)	9,100	29,939
Republic Services, Inc.	273,428	39,409,178
Rollins, Inc.	21,400	846,798
Stericycle, Inc. (a)	4,210	186,124
Waste Connections, Inc. (United States)	238,635	32,690,609
Waste Management, Inc.	38,406	6,021,293
		180,421,260
Construction & Engineering - 0.0%
AECOM	2,128	186,732
Fluor Corp. (a)	51,200	1,791,488
MasTec, Inc. (a)	600	59,694
MDU Resources Group, Inc.	3,992	81,277
Northwest Pipe Co. (a)	500	16,545
Tutor Perini Corp. (a)	70	622
Valmont Industries, Inc.	3,100	785,850
Willscot Mobile Mini Holdings (a)	91,838	3,767,195
		6,689,403
Electrical Equipment - 0.4%
Acuity Brands, Inc.	61,700	9,950,976
American Superconductor Corp. (a)	8,100	74,925
AMETEK, Inc.	338,122	53,933,840
Array Technologies, Inc. (a)	20,100	499,887
Atkore, Inc. (a)	2,900	446,513
Babcock & Wilcox Enterprises, Inc. (a)	10,318	54,170
Eaton Corp. PLC	600,799	138,406,066
Emerson Electric Co.	121,531	11,940,421
Encore Wire Corp.	3,000	494,430
EnerSys	592	62,148
Fluence Energy, Inc. (a)(c)	1,500	39,525
FuelCell Energy, Inc. (a)(c)	17,000	23,800
GrafTech International Ltd.	4,600	16,284
Nextracker, Inc. Class A	100	4,212
Regal Rexnord Corp.	18,200	2,951,858
Rockwell Automation, Inc.	39,962	12,471,341
Sensata Technologies, Inc. PLC	45,000	1,692,900
Shoals Technologies Group, Inc. (a)	300	5,904
TPI Composites, Inc. (a)	1,800	9,090
		233,078,290
Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	10,600	2,261,934
Canadian National Railway Co.	117,300	13,209,153
Canadian Pacific Kansas City Ltd.	68,557	5,442,055
Covenant Transport Group, Inc. Class A	900	44,253
CSX Corp.	4,063,128	122,706,466
J.B. Hunt Transport Services, Inc.	100,553	18,891,898
Knight-Swift Transportation Holdings, Inc. Class A	46,100	2,527,202
Marten Transport Ltd.	5,900	123,900
Norfolk Southern Corp.	291,703	59,802,032
Old Dominion Freight Lines, Inc.	138,002	58,977,915
RXO, Inc.	128	2,314
Saia, Inc. (a)	50,377	21,470,677
Schneider National, Inc. Class B	6,379	184,417
TuSimple Holdings, Inc. (a)	10,900	13,625
U-Haul Holding Co. (c)	5,600	319,032
U-Haul Holding Co. (non-vtg.)	53,900	2,869,636
Uber Technologies, Inc. (a)	1,915,604	90,473,977
Union Pacific Corp.	871,392	192,202,933
Werner Enterprises, Inc.	3,400	141,474
		591,664,893
Industrial Conglomerates - 0.9%
3M Co.	249,938	26,660,886
General Electric Co.	1,142,934	130,820,226
Honeywell International, Inc.	1,615,239	303,568,018
		461,049,130
Machinery - 1.8%
3D Systems Corp. (a)	1,000	6,310
AGCO Corp.	215,398	27,900,503
Albany International Corp. Class A	496	45,989
Allison Transmission Holdings, Inc.	319,100	19,289,595
Caterpillar, Inc.	418,175	117,561,538
CNH Industrial NV	319,500	4,402,710
Cummins, Inc.	377,743	86,896,000
Deere & Co.	418,550	171,998,937
Dover Corp.	181,529	26,920,751
Enerpac Tool Group Corp. Class A	12,000	314,400
Flowserve Corp.	200	7,914
Fortive Corp.	387,345	30,542,153
Hyliion Holdings Corp. Class A (a)	2,200	2,684
IDEX Corp.	699	158,254
Illinois Tool Works, Inc.	6,800	1,681,980
Ingersoll Rand, Inc. (c)	1,917,309	133,463,879
ITT, Inc.	22,091	2,259,467
Kennametal, Inc.	2,700	71,469
Middleby Corp. (a)	52,471	7,639,253
Mueller Industries, Inc.	1,000	77,160
Mueller Water Products, Inc. Class A	4,000	56,480
Oshkosh Corp.	168,600	17,505,738
Otis Worldwide Corp.	516,800	44,212,240
PACCAR, Inc.	600,851	49,444,029
Parker Hannifin Corp.	215,732	89,938,671
Pentair PLC	86,300	6,063,438
Proto Labs, Inc. (a)	594	17,523
REV Group, Inc.	2,933	39,830
Shyft Group, Inc. (The)	19,000	297,920
Snap-On, Inc.	54,860	14,735,396
Stanley Black & Decker, Inc.	469,715	44,331,702
The Greenbrier Companies, Inc.	300	12,768
Timken Co.	193,201	14,764,420
Titan International, Inc. (a)	2,800	35,252
Wabash National Corp.	31,906	719,480
Watts Water Technologies, Inc. Class A	200	37,754
Westinghouse Air Brake Tech Co.	118,572	13,341,721
Xylem, Inc.	175,000	18,119,500
		944,914,808
Marine Transportation - 0.0%
Kirby Corp. (a)	200	16,566
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	218,600	9,174,642
American Airlines Group, Inc. (a)	810,632	11,940,609
Delta Air Lines, Inc.	679,036	29,117,064
Southwest Airlines Co.	386,878	12,225,345
United Airlines Holdings, Inc. (a)	571,774	28,480,063
		90,937,723
Professional Services - 0.2%
Asure Software, Inc. (a)	1,000	12,540
Automatic Data Processing, Inc.	74,000	18,841,140
Broadridge Financial Solutions, Inc.	99,461	18,520,633
CACI International, Inc. Class A (a)	5,000	1,640,050
Ceridian HCM Holding, Inc. (a)	168,078	12,189,017
Conduent, Inc. (a)	23,514	73,834
CSG Systems International, Inc.	144,500	7,847,795
Dun & Bradstreet Holdings, Inc.	190,322	2,074,510
Equifax, Inc.	52,204	10,790,567
Franklin Covey Co. (a)	700	29,869
HireRight Holdings Corp. (a)	665	6,963
Jacobs Solutions, Inc.	1,800	242,676
KBR, Inc.	7,400	455,248
LegalZoom.com, Inc. (a)	50,200	572,782
Leidos Holdings, Inc.	52,340	5,103,673
Manpower, Inc.	83,100	6,554,097
Paychex, Inc.	41,600	5,084,768
Paycom Software, Inc.	6,313	1,861,325
Resources Connection, Inc.	154	2,389
Robert Half, Inc.	156,928	11,606,395
Science Applications International Corp.	600	70,596
TrueBlue, Inc. (a)	600	9,078
Ttec Holdings, Inc.	31	923
Upwork, Inc. (a)	11,200	165,872
Verisk Analytics, Inc.	17,017	4,121,858
Verra Mobility Corp. (a)	27,300	485,667
		108,364,265
Trading Companies & Distributors - 0.1%
BlueLinx Corp. (a)	200	17,852
Core & Main, Inc. (a)	7,500	246,300
Fastenal Co.	45,300	2,608,374
Ferguson PLC	56,100	9,063,516
Hudson Technologies, Inc. (a)	650	7,839
MRC Global, Inc. (a)	600	5,592
Rush Enterprises, Inc. Class A	3,900	161,499
United Rentals, Inc.	53,875	25,673,593
W.W. Grainger, Inc.	5,400	3,856,356
Watsco, Inc. (c)	2,100	765,555
WESCO International, Inc.	4,586	742,244
		43,148,720
TOTAL INDUSTRIALS		4,236,756,690
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	1,900	16,245
Arista Networks, Inc. (a)	147,305	28,758,355
Calix, Inc. (a)	409	19,023
Cisco Systems, Inc.	3,615,701	207,360,452
CommScope Holding Co., Inc. (a)	21,100	70,474
Comtech Telecommunications Corp.	1,602	16,100
Extreme Networks, Inc. (a)	394	10,815
F5, Inc. (a)	960	157,114
Infinera Corp. (a)(c)	65,814	308,010
Juniper Networks, Inc.	459,143	13,370,244
Motorola Solutions, Inc.	149,732	42,459,503
NETGEAR, Inc. (a)	2,760	36,377
NetScout Systems, Inc. (a)	21,300	609,819
Viavi Solutions, Inc. (a)	12,400	129,580
		293,322,111
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	464,266	41,031,829
Arlo Technologies, Inc. (a)	18,000	175,860
Arrow Electronics, Inc. (a)	126,000	16,812,180
Avnet, Inc.	169,100	8,581,825
Badger Meter, Inc.	1,500	249,120
CDW Corp.	17,098	3,610,243
Corning, Inc.	261,500	8,582,430
FARO Technologies, Inc. (a)	200	3,172
Flex Ltd. (a)	380,100	10,486,959
Identiv, Inc. (a)	617	5,096
Itron, Inc. (a)	100	6,841
Jabil, Inc.	129,500	14,817,390
Keysight Technologies, Inc. (a)	312,797	41,695,840
nLIGHT, Inc. (a)	781	8,911
Sanmina Corp. (a)	2,700	150,390
TD SYNNEX Corp.	87,493	8,902,413
TE Connectivity Ltd.	3,100	410,409
Teledyne Technologies, Inc. (a)	97,140	40,633,662
Trimble, Inc. (a)	187,486	10,272,358
TTM Technologies, Inc. (a)	26,200	390,380
Vishay Intertechnology, Inc.	439,300	12,054,392
Zebra Technologies Corp. Class A (a)	27,100	7,452,771
		226,334,471
IT Services - 0.8%
Accenture PLC Class A	471,763	152,742,707
Akamai Technologies, Inc. (a)	200	21,018
Amdocs Ltd.	108,900	9,713,880
Brightcove, Inc. (a)	7,200	27,720
Capgemini SA	19,700	3,676,439
Cognizant Technology Solutions Corp. Class A	803,342	57,527,321
DXC Technology Co. (a)	267,082	5,539,281
Edgio, Inc. (a)	4,108	3,549
EPAM Systems, Inc. (a)	22,860	5,920,511
Gartner, Inc. (a)	30,879	10,797,769
GoDaddy, Inc. (a)	150,254	10,894,918
Grid Dynamics Holdings, Inc. (a)	20,100	233,763
IBM Corp.	400,535	58,810,554
Kyndryl Holdings, Inc. (a)	112,400	1,897,312
MongoDB, Inc. Class A (a)	36,700	13,993,710
Rackspace Technology, Inc. (a)	9,400	23,500
Shopify, Inc. Class A (a)	733,956	48,800,734
Snowflake, Inc. (a)	75,500	11,842,175
Twilio, Inc. Class A (a)	58,200	3,707,922
Unisys Corp. (a)	9,766	39,357
VeriSign, Inc. (a)	111,683	23,206,611
Wix.com Ltd. (a)	34,500	3,407,565
		422,828,316
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	1,701,041	179,834,055
Allegro MicroSystems LLC (a)(c)	6,500	248,625
Amkor Technology, Inc.	9,000	251,640
Analog Devices, Inc.	168,811	30,686,464
Applied Materials, Inc.	585,705	89,472,296
ASML Holding NV:
(depository receipt)	37,697	24,899,999
(Netherlands)	8,400	5,523,237
Axcelis Technologies, Inc. (a)	2,300	441,945
AXT, Inc. (a)(c)	4,800	12,480
Broadcom, Inc.	353,131	325,901,069
CEVA, Inc. (a)	351	8,150
Enphase Energy, Inc. (a)	48,907	6,188,203
Entegris, Inc.	127,481	12,910,001
Everspin Technologies, Inc. (a)	1,900	19,779
First Solar, Inc. (a)	48,084	9,093,646
FormFactor, Inc. (a)	605	21,369
Intel Corp.	613,058	21,542,858
KLA Corp.	176,303	88,481,187
Kopin Corp. (a)	20,355	29,718
Lam Research Corp.	165,540	116,275,296
Lattice Semiconductor Corp. (a)	141,200	13,733,112
MACOM Technology Solutions Holdings, Inc. (a)	800	67,648
Marvell Technology, Inc.	515,559	30,031,312
MaxLinear, Inc. Class A (a)	32,600	766,100
Microchip Technology, Inc.	682,676	55,870,204
Micron Technology, Inc.	719,896	50,349,526
Monolithic Power Systems, Inc.	28,746	14,982,703
NVIDIA Corp.	2,993,241	1,477,314,096
NXP Semiconductors NV	1,062,419	218,560,837
ON Semiconductor Corp. (a)	1,053,749	103,752,127
PDF Solutions, Inc. (a)	2,754	100,080
Photronics, Inc. (a)	17,000	403,920
Qorvo, Inc. (a)	188,905	20,286,508
Qualcomm, Inc.	1,477,527	169,221,167
Renesas Electronics Corp. (a)	299,400	4,987,905
Silicon Laboratories, Inc. (a)	200	26,972
SiTime Corp. (a)(c)	900	119,421
Skyworks Solutions, Inc.	111,200	12,091,888
SolarEdge Technologies, Inc. (a)	27,949	4,543,669
Synaptics, Inc. (a)	1,000	87,540
Taiwan Semiconductor Manufacturing Co. Ltd.	592,000	10,167,043
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	814,153	76,180,296
Teradyne, Inc. (c)	591,127	63,764,869
Texas Instruments, Inc.	902,360	151,650,622
		3,390,901,582
Software - 9.2%
8x8, Inc. (a)	7,300	23,725
A10 Networks, Inc.	700	10,423
ACI Worldwide, Inc. (a)	11,400	276,792
Adeia, Inc.	2,700	27,162
Adobe, Inc. (a)	811,492	453,899,935
Altair Engineering, Inc. Class A (a)	200	13,296
American Software, Inc. Class A	632	7,287
Amplitude, Inc. (a)	2,700	31,536
ANSYS, Inc. (a)	74,551	23,772,077
AppFolio, Inc. (a)	412	79,421
Appian Corp. Class A (a)(c)	11,000	535,700
AppLovin Corp. (a)	81,800	3,535,396
Asana, Inc. (a)	11,600	249,284
Autodesk, Inc. (a)	395,403	87,755,742
Bill Holdings, Inc. (a)	24,800	2,859,440
Blackbaud, Inc. (a)	295	22,452
BlackLine, Inc. (a)	2,100	126,126
Box, Inc. Class A (a)(c)	29,400	778,512
Cadence Design Systems, Inc. (a)	285,886	68,738,430
CCC Intelligent Solutions Holdings, Inc. (a)(d)	35,655	381,509
Cerence, Inc. (a)	1,600	41,760
Consensus Cloud Solutions, Inc. (a)	40,800	1,302,744
Descartes Systems Group, Inc. (a)	179,530	13,457,569
Digital Turbine, Inc. (a)	72,900	649,539
DocuSign, Inc. (a)	751,768	37,813,930
Domo, Inc. Class B (a)	2,700	28,782
Dropbox, Inc. Class A (a)	216,500	6,016,535
Dynatrace, Inc. (a)	35,697	1,720,595
Ebix, Inc.	13,700	228,790
eGain Communications Corp. (a)	298	1,985
Elastic NV (a)	42,600	2,636,088
EngageSmart, Inc. (a)	100	1,771
Envestnet, Inc. (a)	100	5,463
Everbridge, Inc. (a)	2,200	54,582
Expensify, Inc. (a)	12,400	53,196
Fair Isaac Corp. (a)	24,218	21,907,361
Five9, Inc. (a)	57,500	4,161,275
Fortinet, Inc. (a)	894,656	53,867,238
Freshworks, Inc. (a)	300	6,561
Gen Digital, Inc.	1,362,611	27,592,873
HashiCorp, Inc. (a)	9,964	290,550
HubSpot, Inc. (a)	27,840	15,215,117
InterDigital, Inc.	17,600	1,526,096
Intuit, Inc.	521,809	282,721,334
LivePerson, Inc. (a)	1,100	4,620
Liveramp Holdings, Inc. (a)	7,400	239,316
Microsoft Corp.	8,958,271	2,936,162,871
Model N, Inc. (a)	3,100	83,700
NCR Corp. (a)	219,600	6,754,896
Nutanix, Inc. Class A (a)	11,700	363,870
Oracle Corp.	1,217,993	146,634,177
Palantir Technologies, Inc. (a)	4,700	70,406
Palo Alto Networks, Inc. (a)	173,721	42,266,319
PTC, Inc. (a)	1,054	155,117
Q2 Holdings, Inc. (a)	10,700	368,187
Rapid7, Inc. (a)	9,600	483,744
Rimini Street, Inc. (a)	16,800	40,656
Roper Technologies, Inc.	182,452	91,054,495
Salesforce, Inc. (a)	1,140,870	252,657,070
SecureWorks Corp. (a)	831	5,734
ServiceNow, Inc. (a)	197,226	116,132,586
Smartsheet, Inc. (a)	200	8,346
Splunk, Inc. (a)	42,300	5,129,298
Synopsys, Inc. (a)	226,440	103,911,052
Tenable Holdings, Inc. (a)	44,800	2,032,576
Teradata Corp. (a)	30,700	1,420,489
Upland Software, Inc. (a)	20,800	73,840
Varonis Systems, Inc. (a)	36,565	1,167,520
VMware, Inc. Class A (a)	76,900	12,979,182
Workday, Inc. Class A (a)	130,867	31,996,982
Workiva, Inc. (a)	774	86,572
Xperi, Inc.	1,506	17,771
Yext, Inc. (a)	22,300	195,348
Zeta Global Holdings Corp. (a)	4,657	37,861
Zoom Video Communications, Inc. Class A (a)	51,978	3,691,997
Zscaler, Inc. (a)	109,300	17,056,265
Zuora, Inc. (a)	11,700	106,587
		4,887,815,429
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	13,781,795	2,589,185,827
Dell Technologies, Inc.	422,700	23,772,648
Hewlett Packard Enterprise Co.	1,481,227	25,166,047
HP, Inc.	1,250,859	37,163,021
Immersion Corp.	9,300	65,286
NetApp, Inc.	77,900	5,974,930
Pure Storage, Inc. Class A (a)	668,111	24,446,181
Samsung Electronics Co. Ltd.	66,360	3,350,769
Seagate Technology Holdings PLC	931,480	65,939,469
Western Digital Corp. (a)	377,087	16,968,915
Xerox Holdings Corp.	386,650	6,143,869
		2,798,176,962
TOTAL INFORMATION TECHNOLOGY		12,019,378,871
MATERIALS - 2.1%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	14,111	4,169,659
Alto Ingredients, Inc. (a)	13,400	48,374
American Vanguard Corp.	3,800	52,516
Ashland, Inc.	200	17,326
Axalta Coating Systems Ltd. (a)	197,942	5,601,759
Cabot Corp.	21,229	1,538,253
Celanese Corp. Class A	106,894	13,507,126
CF Industries Holdings, Inc.	289,017	22,274,540
Chemtrade Logistics Income Fund	126,572	797,164
Corteva, Inc.	624,422	31,539,555
Dow, Inc.	1,016,728	55,472,680
DuPont de Nemours, Inc.	40,898	3,144,647
Eastman Chemical Co.	131,100	11,144,811
Ecolab, Inc.	95,000	17,461,950
FMC Corp.	159,523	13,755,668
Huntsman Corp.	470,000	13,098,900
Ingevity Corp. (a)	112,800	6,078,792
Intrepid Potash, Inc. (a)	17,200	461,476
Linde PLC	804,193	311,254,859
Livent Corp. (a)(c)	3,980	85,451
LSB Industries, Inc. (a)	49,000	495,880
LyondellBasell Industries NV Class A	358,313	35,390,575
Mativ, Inc. (c)	56,600	928,240
Nutrien Ltd.	10,600	671,443
Nutrien Ltd.	103,316	6,541,969
Olin Corp.	65,410	3,795,088
PPG Industries, Inc.	118,206	16,756,883
Rayonier Advanced Materials, Inc. (a)	1,600	5,648
RPM International, Inc. (c)	276,018	27,530,035
Sherwin-Williams Co.	237,894	64,640,558
The Chemours Co. LLC	316,128	10,754,675
The Mosaic Co.	240,264	9,334,256
Tronox Holdings PLC (c)	119,300	1,627,252
Valhi, Inc.	200	2,648
Westlake Corp.	6,689	876,125
		690,856,781
Construction Materials - 0.2%
Eagle Materials, Inc.	10,100	1,912,132
Martin Marietta Materials, Inc.	90,870	40,565,277
Summit Materials, Inc.	15,909	595,156
Vulcan Materials Co.	116,649	25,458,644
		68,531,209
Containers & Packaging - 0.3%
Aptargroup, Inc.	12,019	1,593,239
Avery Dennison Corp.	66,454	12,518,605
Ball Corp.	1,205,716	65,651,236
Berry Global Group, Inc.	265,900	17,373,906
Crown Holdings, Inc.	94,999	8,802,607
Graphic Packaging Holding Co.	396,000	8,807,040
Greif, Inc. Class A	21,049	1,527,947
International Paper Co.	95,100	3,320,892
O-I Glass, Inc. (a)	156,600	3,110,076
Packaging Corp. of America	193,486	28,848,763
Pactiv Evergreen, Inc.	315	2,589
Ranpak Holdings Corp. (A Shares) (a)	3,121	19,756
Sealed Air Corp.	59,954	2,221,895
Silgan Holdings, Inc.	75,075	3,388,135
Sonoco Products Co.	27,600	1,585,620
WestRock Co.	488,270	15,971,312
		174,743,618
Metals & Mining - 0.3%
Alcoa Corp.	9,700	291,776
ATI, Inc. (a)	900	40,797
Century Aluminum Co. (a)	10,600	78,864
Cleveland-Cliffs, Inc. (a)	160,300	2,450,987
Coeur d'Alene Mines Corp. (a)	15,641	37,695
Commercial Metals Co.	13,700	771,173
First Quantum Minerals Ltd.	138,241	3,713,846
Franco-Nevada Corp.	12,018	1,731,368
Freeport-McMoRan, Inc.	1,331,862	53,154,612
Gatos Silver, Inc. (a)	1,900	8,683
Gold Resource Corp.	3,431	1,649
Hecla Mining Co.	12,000	52,680
Horizonte Minerals PLC (a)	243,591	402,698
Ivanhoe Mines Ltd. (a)	94,380	839,585
Major Drilling Group International, Inc. (a)	49,401	318,079
Newmont Corp. (c)	374,872	14,777,454
Nucor Corp.	211,023	36,317,058
Reliance Steel & Aluminum Co.	87,660	24,979,594
Ryerson Holding Corp.	1,000	31,140
Southern Copper Corp.	20,900	1,685,794
Steel Dynamics, Inc.	237,719	25,338,468
SunCoke Energy, Inc.	3,900	36,270
TimkenSteel Corp. (a)	171	3,747
Tredegar Corp.	800	4,024
United States Steel Corp. (c)	92,700	2,882,043
Warrior Metropolitan Coal, Inc.	200	7,912
		169,957,996
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	500	19,145
Louisiana-Pacific Corp.	7,000	437,360
Sylvamo Corp.	28,090	1,173,319
West Fraser Timber Co. Ltd.	164,949	12,470,144
		14,099,968
TOTAL MATERIALS		1,118,189,572
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Agree Realty Corp.	8,808	544,511
Alexandria Real Estate Equities, Inc.	1,800	209,412
American Assets Trust, Inc.	600	12,846
American Homes 4 Rent Class A	408,194	14,711,312
American Tower Corp.	424,291	76,932,444
Americold Realty Trust	1,000	33,650
Apartment Income (REIT) Corp.	200	6,812
Apartment Investment & Management Co. Class A	9,900	75,339
Apple Hospitality (REIT), Inc.	255,507	3,837,715
AvalonBay Communities, Inc.	120,236	22,101,782
Braemar Hotels & Resorts, Inc.	900	2,448
Brandywine Realty Trust (SBI)	767,000	3,835,000
Brixmor Property Group, Inc.	328,650	7,223,727
Camden Property Trust (SBI)	9,800	1,054,676
CareTrust (REIT), Inc.	5,000	100,750
Chatham Lodging Trust	1,843	18,025
City Office REIT, Inc.	2,300	11,592
Corporate Office Properties Trust (SBI)	52,000	1,345,760
Crown Castle International Corp.	273,700	27,506,850
CubeSmart	16,903	705,024
Digital Realty Trust, Inc.	40,200	5,295,144
EastGroup Properties, Inc.	16,926	3,040,417
Elme Communities (SBI)	700	10,766
Empire State Realty Trust, Inc.	500	4,365
Equinix, Inc.	51,221	40,023,065
Equity Commonwealth	2,300	43,769
Equity Lifestyle Properties, Inc.	330,031	22,098,876
Equity Residential (SBI)	7,300	473,259
Essential Properties Realty Trust, Inc.	8,900	213,778
Essex Property Trust, Inc.	65,439	15,600,003
Extra Space Storage, Inc.	125,498	16,149,083
Farmland Partners, Inc.	59	655
Federal Realty Investment Trust (SBI)	58,908	5,769,450
First Industrial Realty Trust, Inc.	5,300	275,282
Franklin Street Properties Corp.	8,000	15,360
Getty Realty Corp.	199	5,974
Global Net Lease, Inc.	700	7,945
Healthcare Trust of America, Inc.	3,059	53,594
Healthpeak Properties, Inc.	1,173,988	24,160,673
Hersha Hospitality Trust	10,200	100,164
Host Hotels & Resorts, Inc.	656,365	10,364,003
Hudson Pacific Properties, Inc.	17,000	115,770
Independence Realty Trust, Inc.	2,300	38,709
Industrial Logistics Properties Trust	18,600	73,098
InvenTrust Properties Corp.	600	14,346
Invitation Homes, Inc.	110,300	3,760,127
Iron Mountain, Inc.	34,090	2,166,079
Kimco Realty Corp.	507,564	9,613,262
Kite Realty Group Trust	1,500	33,855
Lamar Advertising Co. Class A	60,534	5,521,911
LXP Industrial Trust (REIT)	4,700	46,154
Mid-America Apartment Communities, Inc.	130,726	18,985,337
National Storage Affiliates Trust	10,000	336,000
NexPoint Residential Trust, Inc.	300	11,265
NNN (REIT), Inc.	25,600	1,008,384
Omega Healthcare Investors, Inc.	232,700	7,404,514
Paramount Group, Inc.	544,600	2,799,244
Park Hotels & Resorts, Inc.	2,200	28,226
Pebblebrook Hotel Trust	2,300	33,281
Phillips Edison & Co., Inc. (c)	16,100	545,146
Piedmont Office Realty Trust, Inc. Class A	784,400	5,388,828
Prologis (REIT), Inc.	1,237,053	153,641,983
Public Storage	235,185	65,000,430
Rayonier, Inc.	217,326	6,498,047
Regency Centers Corp.	1,403	87,267
Retail Opportunity Investments Corp.	7,500	100,950
Rexford Industrial Realty, Inc.	353,657	18,910,040
Ryman Hospitality Properties, Inc.	1,000	85,030
Safehold, Inc.	4,300	91,504
SBA Communications Corp. Class A	36,221	8,132,701
Service Properties Trust	340,500	2,812,530
Simon Property Group, Inc.	450,227	51,096,262
SITE Centers Corp.	168,299	2,246,792
Spirit Realty Capital, Inc.	1,900	73,359
Stag Industrial, Inc.	200	7,306
Star Holdings	290	3,950
Sun Communities, Inc.	374,946	45,900,889
Tanger Factory Outlet Centers, Inc.	4,100	95,325
The Macerich Co.	10,300	120,407
UDR, Inc.	100	3,990
Ventas, Inc.	1,290,731	56,379,130
Veris Residential, Inc.	38,800	722,068
VICI Properties, Inc.	10,200	314,568
Welltower, Inc.	516,341	42,794,342
Weyerhaeuser Co.	519,826	17,024,302
WP Carey, Inc.	15,866	1,032,083
		835,074,091
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	51,000	334,560
CBRE Group, Inc. (a)	269,496	22,920,635
CoStar Group, Inc. (a)	517,422	42,423,430
Douglas Elliman, Inc.	27,800	69,778
eXp World Holdings, Inc.	700	13,454
Five Point Holdings LLC Class A (a)	800	2,440
Forestar Group, Inc. (a)	300	8,553
Jones Lang LaSalle, Inc. (a)	13,200	2,280,960
Newmark Group, Inc.	10,400	73,736
The RMR Group, Inc.	200	5,056
Zillow Group, Inc. Class C (a)	2,000	104,320
		68,236,922
TOTAL REAL ESTATE		903,311,013
UTILITIES - 2.0%
Electric Utilities - 1.3%
Allete, Inc.	200	10,980
Alliant Energy Corp.	78,300	3,928,311
Constellation Energy Corp.	71,833	7,482,125
Duke Energy Corp.	407,250	36,163,800
Edison International	386,074	26,581,195
Entergy Corp.	62,340	5,937,885
Evergy, Inc.	860,331	47,292,395
Eversource Energy	95,600	6,101,192
Exelon Corp.	616,940	24,751,633
FirstEnergy Corp.	947,482	34,175,676
Genie Energy Ltd. Class B	390	5,971
Hawaiian Electric Industries, Inc.	2,300	32,246
NextEra Energy, Inc.	3,177,588	212,262,878
NRG Energy, Inc.	299,500	11,246,225
OGE Energy Corp.	58,547	1,993,525
PG&E Corp. (a)	7,551,940	123,096,622
Pinnacle West Capital Corp.	58,404	4,512,877
PNM Resources, Inc.	11,067	490,379
PPL Corp.	3,000,123	74,763,065
Southern Co.	911,301	61,722,417
Xcel Energy, Inc.	469,581	26,827,163
		709,378,560
Gas Utilities - 0.1%
Atmos Energy Corp.	250,189	29,009,415
Chesapeake Utilities Corp.	300	33,030
National Fuel Gas Co.	7,201	386,982
UGI Corp.	241,400	6,078,452
		35,507,879
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	8,200	203,114
Energy Harbor Corp. (a)	13,600	1,074,400
Montauk Renewables, Inc. (a)(c)	19,116	182,558
The AES Corp.	131,933	2,365,559
Vistra Corp.	497,300	15,625,166
		19,450,797
Multi-Utilities - 0.6%
Ameren Corp.	217,043	17,204,999
Avista Corp.	1,200	39,948
CenterPoint Energy, Inc.	175,400	4,891,906
CMS Energy Corp.	395,617	22,229,719
Consolidated Edison, Inc.	433,050	38,524,128
Dominion Energy, Inc.	2,138,793	103,817,012
DTE Energy Co.	253,461	26,202,798
NiSource, Inc.	662,821	17,737,090
Public Service Enterprise Group, Inc.	832,924	50,874,998
Sempra	321,800	22,596,796
WEC Energy Group, Inc.	26,218	2,205,458
		306,324,852
Water Utilities - 0.0%
American Water Works Co., Inc.	22,194	3,079,196
Essential Utilities, Inc.	700	25,830
		3,105,026
TOTAL UTILITIES		1,073,767,114
TOTAL COMMON STOCKS (Cost $24,733,734,611)		46,936,961,430

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.25% to 5.35% 12/14/23 (f) (Cost $4,836,850)	4,910,000	4,835,581

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,027)	131	1,240

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	31,440,089	31,446,377
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	236,835,593	236,859,277
Invesco Government & Agency Portfolio Institutional Class 5.25% (j)	512,201,429	512,201,429
TOTAL MONEY MARKET FUNDS (Cost $780,507,083)		780,507,083

Equity Funds - 10.7%
	Shares	Value ($)
Large Blend Funds - 3.7%
Fidelity SAI U.S. Large Cap Index Fund (g)	13,658,089	272,478,873
Fidelity SAI U.S. Low Volatility Index Fund (g)	49,270,917	888,354,636
iShares S&P 500 Index ETF (k)	1,286,615	582,437,744
PIMCO StocksPLUS Absolute Return Fund Institutional Class	17,511,700	185,624,016
SPDR S&P 500 ETF Trust (c)	25,700	11,573,995
TOTAL LARGE BLEND FUNDS		1,940,469,264
Large Growth Funds - 6.6%
Fidelity Blue Chip Growth Fund (g)	63,220	10,228,390
Fidelity Growth Company Fund (g)	89,942,780	2,790,025,046
Fidelity SAI U.S. Momentum Index Fund (g)	487,459	7,097,405
Fidelity SAI U.S. Quality Index Fund (g)	37,489,991	696,564,025
TOTAL LARGE GROWTH FUNDS		3,503,914,866
Mid-Cap Blend Funds - 0.4%
Fidelity Mid Cap Index Fund (g)	8,234,104	232,778,108
TOTAL EQUITY FUNDS (Cost $3,477,257,536)		5,677,162,238

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	55	24,792,130	4,100	09/06/23	1,925
S&P 500 Index	Chicago Board Options Exchange	47	21,186,002	4,000	09/06/23	1,410
S&P 500 Index	Chicago Board Options Exchange	49	22,087,534	4,000	09/13/23	4,533
S&P 500 Index	Chicago Board Options Exchange	49	22,087,534	4,025	09/06/23	1,470
S&P 500 Index	Chicago Board Options Exchange	57	25,693,662	4,050	09/20/23	10,403
S&P 500 Index	Chicago Board Options Exchange	53	23,890,598	4,025	09/13/23	5,300
S&P 500 Index	Chicago Board Options Exchange	46	20,735,236	4,075	09/20/23	8,970
S&P 500 Index	Chicago Board Options Exchange	48	21,636,768	4,075	09/13/23	5,040
S&P 500 Index	Chicago Board Options Exchange	55	24,792,130	4,100	09/27/23	18,508

						57,559
TOTAL PURCHASED OPTIONS (Cost 160,078)						57,559

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $28,996,497,185)	53,399,525,131
NET OTHER ASSETS (LIABILITIES) - (0.5)% (l)	(288,419,648)
NET ASSETS - 100.0%	53,111,105,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	297	Sep 2023	67,062,600	1,375,579	1,375,579

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	55	24,792,130	4,430.00	09/06/23	(12,375)
S&P 500 Index	Chicago Board Options Exchange	47	21,186,002	4,340.00	09/06/23	(2,938)
S&P 500 Index	Chicago Board Options Exchange	49	22,087,534	4,325.00	09/13/23	(15,068)
S&P 500 Index	Chicago Board Options Exchange	49	22,087,534	4,385.00	09/06/23	(4,655)
S&P 500 Index	Chicago Board Options Exchange	57	25,693,662	4,365.00	09/20/23	(59,565)
S&P 500 Index	Chicago Board Options Exchange	53	23,890,598	4,375.00	09/13/23	(26,765)
S&P 500 Index	Chicago Board Options Exchange	46	20,735,236	4,445.00	09/20/23	(89,905)
S&P 500 Index	Chicago Board Options Exchange	48	21,636,768	4,455.00	09/13/23	(60,043)
S&P 500 Index	Chicago Board Options Exchange	55	24,792,130	4,435.00	09/27/23	(131,575)

TOTAL WRITTEN OPTIONS						(402,889)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,778,189 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,047,304 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,827,377.
(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $56,586,250.
(l)	Includes $515,200 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

Evolent Health, Inc.	3/28/23	3,190,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	29,498,005	30,109,579	28,161,207	392,138	-	-	31,446,377	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	216,568,408	673,564,443	653,273,574	718,035	-	-	236,859,277	0.8%
Total	246,066,413	703,674,022	681,434,781	1,110,173	-	-	268,305,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	154,959,946	-	156,998,394	-	36,264,869	(23,998,031)	10,228,390
Fidelity Growth Company Fund	2,611,090,799	-	60,000,000	-	32,533,888	206,400,359	2,790,025,046
Fidelity Mid Cap Index Fund	3,308,603	230,011,164	-	11,164	-	(541,659)	232,778,108
Fidelity SAI Inflation-Focused Fund	11,387,686	-	12,003,811	-	513,226	104,139	1,240
Fidelity SAI U.S. Large Cap Index Fund	220,500,205	1,569,278,643	1,525,821,344	-	5,742,433	2,778,936	272,478,873
Fidelity SAI U.S. Low Volatility Index Fund	246,929,048	625,000,000	3,944,166	-	84,013	20,285,741	888,354,636
Fidelity SAI U.S. Momentum Index Fund	6,439,336	-	-	-	-	658,069	7,097,405
Fidelity SAI U.S. Quality Index Fund	688,660,796	-	49,999,999	-	1,838,026	56,065,202	696,564,025
	3,943,276,419	2,424,289,807	1,808,767,714	11,164	76,976,455	261,752,756	4,897,527,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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